N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Solutions Cornerstone (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone (Series II) | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Solutions Cornerstone (Series II) | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(25.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	4.53%
Premier Solutions Cornerstone
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Solutions Cornerstone | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	25.32%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	4.53%